Financial risk management - Credit risk - concentration of risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Securities	R$ 33,406,040	R$ 19,515,659	R$ 9,887,701
Loans and advances to customer
Disclosure of credit risk exposure [line items]
Securities	17,216,362	8,790,058	4,777,387
Loans and advances to customer | Overdue by fewer than 15 days and to fall due within 90 days
Disclosure of credit risk exposure [line items]
Securities	2,849,136	2,593,572	1,109,647
Loans and advances to customer | From 3 to 12 months
Disclosure of credit risk exposure [line items]
Securities	3,868,156	1,357,068	561,054
Loans and advances to customer | Above 1 year
Disclosure of credit risk exposure [line items]
Securities	8,732,081	4,637,604	2,895,765
Loans and advances to customer | Overdue by 15 days or more
Disclosure of credit risk exposure [line items]
Securities	1,766,989	201,814	201,921
Loans and advances to customer | To fall due
Disclosure of credit risk exposure [line items]
Securities	15,449,373	8,588,244	4,566,466
Loans and advances to customer | To fall due | Overdue by fewer than 15 days and to fall due within 90 days
Disclosure of credit risk exposure [line items]
Securities	2,849,136	2,593,572	1,109,647
Loans and advances to customer | To fall due | From 3 to 12 months
Disclosure of credit risk exposure [line items]
Securities	3,868,156	1,357,068	561,054
Loans and advances to customer | To fall due | Above 1 year
Disclosure of credit risk exposure [line items]
Securities	8,732,081	4,637,604	2,895,765
Loans and advances to customer | Overdue
Disclosure of credit risk exposure [line items]
Securities	1,766,989	201,814	201,921
Loans and advances to customer | Overdue | Overdue by 15 days or more
Disclosure of credit risk exposure [line items]
Securities	R$ 1,766,989	R$ 201,814	R$ 201,921